                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending: 12/31/04 (b)

Is this a transition report: (Y/N)  N
                                   ---

Is this an amendment to a previous filing? (Y/N) N
                                                ---

Those items or sub-items with a box " [/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A. Registrant Name:  THE FIDELITY VARIABLE ACCOUNT OF MONARCH
                         LIFE INSURANCE COMPANY

    B. File Number:      811-4758

    C. Telephone Number: (413) 784-7075

2.  A.  Street:  ONE MONARCH PLACE

    B.   City: Springfield   C. State: MA    D. Zip Code:  01133     Zip Ext.

    E.   Foreign Country:           Foreign Postal Code:

3.  Is this the first filing on this form by the Registrant? (Y/N)  N
                                                                   ----

4.  Is this the last filing on this form by Registrant? (Y/N)  N
                                                              ---

5.  Is Registrant a small business investment company (SBIC)? (Y/N)  N
                                                                    ---

    [If answer is "Y" (Yes) complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)  Y
                                                      ---
   [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A.  Is Registrant a series or multiple portfolio company? (Y/N)  N
                                                                   ---
   [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the
      end of the period?   [ ]

For fiscal year ending:  12/31/04
File number 811-4758

113.     A.    [/] Trustee Name:
         B.    [/] City:                    State:            Zip Code:                    Zip Ext.:
               [/] Foreign Country:                           Foreign Postal Code:

113.     A.    [/] Trustee Name:
         B.    [/] City:                    State:            Zip Code:                    Zip Ext.:
               [/] Foreign Country:                           Foreign Postal Code:

114.     A.    [/] Principal Underwriter Name:
         B.    [/] File Number:
         C.    [/] City:                    State:            Zip Code:                    Zip Ext.:
               [/] Foreign Country:                           Foreign Postal Code:

114.     A.    [/] Principal Underwriter Name:
         B.    [/] File Number:
         C.    [/] City:                    State:            Zip Code:                    Zip Ext.:
               [/] Foreign Country:                           Foreign Postal Code:

115.     A.    [/] Independent Public Accountant Name:
         B.    [/] City:                    State:            Zip Code:                    Zip Ext.:
               [/] Foreign Country:                           Foreign Postal Code:

115.     A.    [/] Independent Public Accountant Name:
         B.    [/] City:                    State:            Zip Code:                    Zip Ext.:
               [/] Foreign Country:                           Foreign Postal Code:

       Re: The Fidelity Variable Account of Monarch Life Insurance Company
                                File No. 811-4758
                           Annual Report on Form N-SAR


For period ending: 12/31/2004



123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)______      $     0
                                                                                                                    -------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units to be measured on the date they were
         placed in the subsequent series) ($000's omitted)_____________________________________                     $
                                                                                                                    -------
125. [/] State the total dollar amount of sales load collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
         series of Registrant ($000's omitted)_________________________________________________                     $     0
                                                                                                                    -------

126.     Of the amount shown in item 125, state the total dollar amount of sales load collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior
         series placed in the portfolio of a subsequent series) ($000's omitted)______________________              $     0
                                                                                                                    -------

127.     List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distribution made by each such group of series during the current period
         (excluding distributions of realized gains, if any):

                                                             Number of           Total Assets           Total Income
                                                               Series              ($000's              Distributions
                                                             Investing             omitted)            ($000's omitted)
                                                            -----------          ------------          ----------------
A.  U. S. Treasury direct issue__________                                        $                     $
                                                            -----------          ------------          ----------------

B.  U. S. Government agency___________                                           $                     $
                                                            -----------          ------------          ----------------

C.  State and municipal tax-free_________                                        $                     $
                                                            -----------          ------------          ----------------

D.  Public utility debt__________________                                        $                     $
                                                            -----------          ------------          ----------------

E.  Brokers or dealers debt or debt of
    brokers' or dealers' parent__________                                        $                     $
                                                            -----------          ------------          ----------------

F.  All other corporate intermed. & long -
    term debt_________________________                                           $                     $
                                                            -----------          ------------          ----------------

G.  All other corporate short-term ________                                      $                     $
                                                            -----------          ------------          ----------------

H.  Equity securities of brokers or dealers
    or parents of brokers or dealers_______                                      $                     $
                                                            -----------          ------------          ----------------

I.  Investment company equity securities __                                      $                     $
                                                            -----------          ------------          ----------------

J.  All other equity securities_____________                    1                $     47,326          $
                                                            -----------          ------------          ----------------

K.  Other securities_____________________                                                              $
                                                            -----------          ------------          ----------------

L.  Total assets of all series of registrant___                 1                $     47,326          $
                                                            -----------          ------------          ----------------

For period ending: 12/31/2004

File No. 811-4758

     [ ]
128.  /  Is the timely payment of principal and interest on any of the portfolio securities held by any
         of Registrant's series at the end of the current period insured or guaranteed by an entity other           -------
         than the issuer? (Y/N)____________________________________________________________
                                                                                                                    Y/N
         {If answer is "N" (No), go to item 131.}

     [ ]
129.  /  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of
          principal or interest at the end of the current period? (Y/N)______________________________               -------
                                                                                                                    Y/N

     [ ]
130.  /  In computations of NAV or offering price per unit, is any part of the value attributed to instruments      -------
          identified in item 129 derived from insurance or guarantees? (Y/N)________________________
                                                                                                                    Y/N

     [ ]
131.  /  Total expenses incurred by all series of Registrant during the current reporting period
         ($000's omitted)__________________________________________________________________                         $   547
                                                                                                                    -------

     [ ]
132.  /  List the "811" (Investment Company Act of 1940) registration number of all Series of Registration that are being included in this filing:


          811- _______             811- _______         811- _______     811- _______              811- _______

          811- _______             811- _______         811- _______     811- _______              811- _______

          811- _______             811- _______         811- _______     811- _______              811- _______

          811- _______             811- _______         811- _______     811- _______              811- _______

          811- _______             811- _______         811- _______     811- _______              811- _______

          811- _______             811- _______         811- _______     811- _______              811- _______

          811- _______             811- _______         811- _______     811- _______              811- _______

          811- _______             811- _______         811- _______     811- _______              811- _______

          811- _______             811- _______         811- _______     811- _______              811- _______
